Restructuring and Severance (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Restructuring And Related Activities [Abstract]
Restructuring and Severance Beginning Balance	$ 1,377	$ 1,149
Restructuring expense incurred for the period	172	437
Other cost reduction activities for the period	81
Payments and non-cash item adjustment	(879)	(313)
Restructuring and Severance Ending Balance	$ 751	$ 1,273